Condensed Consolidated Statement of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Mar. 31, 2018	Mar. 31, 2017
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (184,835)	$ (165,655)	$ (371,612)	$ (244,348)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	19,877	8,698	13,590	8
Changes in operating assets and liabilities:
Accounts payables	13,536	4,731	(7,324)	7,056
Accounts receivables	(86,612)	(38,074)	(19,204)	(2,187)
Amount due from related companies	16,700	(155,015)	(245,574)	(119,488)
Other receivables, prepayments and deposits	(3,922)	(5,365)	(77,940)	(6,161)
Amount due to related parties	2,894		622
Other payables and accrued liabilities	132,826	(19,978)	(16,265)	90,776
Amount due to a director	29,429	29
Deferred income	(105,642)	47,717	112,979	65,821
Cash used in operating activities	(165,749)	(322,912)	(610,728)	(208,523)
Taxation paid
Net cash used in operating activities	(165,749)	(322,912)	(610,728)	(208,523)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of plant and equipment	(8,264)	(165,873)	(185,121)	(7,212)
Investment	(12,647)	(53)	(677)
Net cash used in investing activities	(20,911)	(165,926)	(1,854,798)	(7,212)
CASH FLOWS FROM FINANCING ACTIVITIES:
Issuance of share capital		771,250	771,250	568,000
Advances from directors			1,629	1,499
Net cash provided by financing activities		771,250	772,879	569,499
Effect of exchange rate changes on cash and cash equivalent	(9,455)	(19,984)	33,317	6,996
Net (decrease) / increase in cash and cash equivalents	(196,115)	262,428	(56,964)	360,760
Cash and cash equivalents, beginning of period	303,796	360,760	360,760
CASH AND CASH EQUIVALENTS, END OF PERIOD	107,681	623,234	303,796	360,760
SUPPLEMENTAL CASH FLOWS INFORMATION
Income taxes paid
Interest paid